RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mr. Pollard, COO [Member]	Mar. 31, 2014 Mr. Pollard, COO [Member]	Mar. 31, 2014 Mr. Ranew, Director [Member]	Dec. 31, 2013 Mr. Ranew, Director [Member]	Mar. 31, 2014 Affiliate [Member]	Dec. 31, 2013 Affiliate [Member]	Dec. 31, 2012 Affiliate [Member]	Mar. 31, 2012 Members of the Board of Directors and Officers [Member]	Dec. 31, 2013 Members of the Board of Directors and Officers [Member]	Dec. 31, 2012 Three Officers And Directors [Member]	Mar. 31, 2013 Former Board Member and Current Board Member [Member]	Dec. 31, 2013 Former Board Member and Current Board Member [Member]	Mar. 31, 2014 Tin Cup LLC [Member]	Sep. 30, 2013 Tin Cup LLC [Member]	Mar. 31, 2014 Officer and Director [Member]	Mar. 31, 2013 Officer and Director [Member]	Dec. 31, 2013 Officer and Director [Member]	Mar. 31, 2013 Affiliate and Director [Member]
Related Party Transaction [Line Items]
Due to others - related party	$ 683,282		$ 812,205	$ 15,000				$ 209,520	$ 383,282	$ 2,685	$ 15,000
Advances from related party			600,000		300,000			300,000	171,077												600,000
Common shares issued for services, shares		175,000										5,325,000			200,000	200,000
Common shares issued for services, value		15,400										5,325			17,600	17,600
Common stock issued, price per share												$ 0.001			$ 0.088	$ 0.088
Consulting fees										55,000			229,321	180,892					47,000	35,000		55,000
Note payable, related parties			600,000
Secured convertible promissory notes						300,000												250,000
Warrants purchased in consideration for and cancellation of debt	1,390,000						300,000										190,000
Warrant term	2 years						2 years										2 years
Debt cancelled	$ 1,390,000						$ 300,000										$ 190,000